Note 7 - Capital Stock and Reserves - Restricted Share Unit Transactions (Details) - Restricted share units [member]	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Other equity, number	0
Other equity, granted	222,491
Other equity, exercised	0
Other equity, forfeited / expired	0
Other equity, number	222,491
Other equity, exercisable	87,179